UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08227

                          Scudder Investors Funds, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  08/31
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Japanese Equity Fund
Investment Portfolio as of May 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                Shares             Value ($)
                                                                                        ------------------------------------
Common Stocks 97.2%
Consumer Discretionary 18.6%
Auto Components 2.8%
Denso Corp.                                                                                     56,800            1,287,912
NHK Spring Co., Ltd.                                                                           129,000            1,068,907
                                                                                                                 ----------
                                                                                                                  2,356,819

Automobiles 6.5%
Mazda Motor Corp.                                                                              158,000              594,416
Nissan Motor Co., Ltd.                                                                         285,200            2,789,642
Toyota Motor Corp.                                                                              59,100            2,094,004
                                                                                                                 ----------
                                                                                                                  5,478,062

Household Durables 1.0%
Daiwa House Industry Co., Ltd.                                                                  73,000              804,797
                                                                                                                 ----------
Leisure Equipment & Products 1.1%
Sega Sammy Holdings, Inc.*                                                                      15,800              909,084
                                                                                                                 ----------
Media 0.5%
Tokyo Broadcasting System, Inc.                                                                 26,700              448,657
                                                                                                                 ----------
Multiline Retail 2.5%
Aoyama Trading Co., Ltd.                                                                        48,500            1,174,410
Fast Retailing Co., Ltd.                                                                         3,300              174,233
Takashimaya Co., Ltd.                                                                           92,000              770,532
                                                                                                                 ----------
                                                                                                                  2,119,175

Specialty Retail 4.2%
NAFCO Co., Ltd.                                                                                 33,300              884,289
Nitori Co.                                                                                       6,650              438,828
Sun Drug Co., Ltd.                                                                              29,400            1,106,098
USS Co., Ltd.                                                                                   17,330            1,090,432
                                                                                                                 ----------
                                                                                                                  3,519,647

Financials 14.8%
Banks 6.3%
Mitsubishi Tokyo Financial Group, Inc.                                                             309            2,563,832
Mizuho Financial Group, Inc.                                                                       584            2,752,122
                                                                                                                 ----------
                                                                                                                  5,315,954

Diversified Financial Services 3.3%
JAFCO Co., Ltd.                                                                                 19,900            1,061,183
The Sumitomo Trust & Banking Co., Ltd.                                                         292,000            1,730,353
                                                                                                                 ----------
                                                                                                                  2,791,536

Real Estate 5.2%
AEON Mall Co., Ltd.                                                                             22,000              737,148
Mitsubishi Estate Co., Ltd.                                                                    142,000            1,528,241
Mitsui Fudosan Co., Ltd.                                                                       186,000            2,077,112
                                                                                                                 ----------
                                                                                                                  4,342,501

Health Care 3.7%
Optical Supplies 1.9%
Hoya Corp.                                                                                      14,000            1,559,440
                                                                                                                 ----------
Pharmaceuticals 1.8%
Astellas Pharma, Inc.                                                                           42,700            1,522,247
                                                                                                                 ----------
Industrials 21.8%
Commercial Services & Supplies 2.0%
Benesse Corp.                                                                                   25,900              821,746
Dai Nippon Printing Co., Ltd.                                                                   54,000              852,011
                                                                                                                 ----------
                                                                                                                  1,673,757

Construction & Engineering 2.9%
Maeda Corp.                                                                                     88,000              485,322
Obayashi Corp.                                                                                 252,000            1,274,633
Shimizu Corp.                                                                                  163,000              722,832
                                                                                                                 ----------
                                                                                                                  2,482,787

Machinery 4.8%
Komatsu Ltd.                                                                                   236,000            1,763,209
Kubota Corp.                                                                                   185,000            1,021,748
SMC Corp.                                                                                       12,100            1,280,093
                                                                                                                 ----------
                                                                                                                  4,065,050

Marine 1.8%
Kamigumi Co., Ltd.                                                                             203,000            1,513,020
                                                                                                                 ----------
Road & Rail 4.5%
East Japan Railway Co.                                                                             686            3,400,088
Hankyu Corp.*                                                                                   98,000              360,108
                                                                                                                 ----------
                                                                                                                  3,760,196

Trading Companies & Distributors 5.8%
Mitsubishi Corp.                                                                               165,800            2,187,238
Mitsui & Co., Ltd.                                                                             296,000            2,647,153
                                                                                                                 ----------
                                                                                                                  4,834,391

Information Technology 16.6%
Electronic Equipment & Instruments 9.5%
Casio Computer Co., Ltd.                                                                        32,100              448,034
Citizen Electronics Co., Ltd.                                                                    8,400              411,611
Keyence Corp.                                                                                    5,600            1,222,286
Matsushita Electric Industrial Co., Ltd.                                                        58,000              863,515
Nidec Corp.                                                                                     14,900            1,627,062
Omron Corp.                                                                                     17,500              384,178
ROHM Co., Ltd.                                                                                  15,500            1,445,466
TDK Corp.                                                                                       20,900            1,518,531
                                                                                                                 ----------
                                                                                                                  7,920,683

IT Consulting & Services 3.1%
Nomura Research Institute, Ltd.                                                                 22,900            2,164,680
TIS, Inc.                                                                                       13,900              455,556
                                                                                                                 ----------
                                                                                                                  2,620,236

Office Electronics 2.5%
Canon, Inc.                                                                                     16,300              881,721
Ricoh Co., Ltd.                                                                                 76,000            1,237,337
                                                                                                                 ----------
                                                                                                                  2,119,058

Software 1.5%
Fuji Soft ABC, Inc.                                                                             42,900            1,246,741
                                                                                                                 ----------
Materials 17.6%
Chemicals 10.3%
Asahi Kasei Corp.                                                                              158,000              769,923
Hitachi Chemical Co., Ltd.                                                                     113,200            2,051,296
JSR Corp.                                                                                      183,600            3,854,046
Nippon Shokubai Co., Ltd.                                                                      245,000            1,961,440
                                                                                                                 ----------
                                                                                                                  8,636,705

Metals & Mining 7.3%
Hitachi Metals Ltd.                                                                            200,000            1,274,382
Nippon Mining Holdings, Inc.                                                                   314,500            1,716,308
Nippon Steel Corp.                                                                           1,363,000            3,178,092
                                                                                                                 ----------
                                                                                                                  6,168,782

Telecommunication Services 2.1%
Wireless Telecommunication Services
KDDI Corp.                                                                                         386            1,768,104
                                                                                                                 ----------
Utilities 2.0%
Gas Utilities
Tokyo Gas Co., Ltd.                                                                            428,000            1,678,025
                                                                                                                 ----------

Total Common Stocks (Cost $77,026,716)                                                                           81,655,454
                                                                                                                 ----------
Cash Equivalents 0.0%
Scudder Cash Management QP Trust, 3.04% (a)
(Cost $1,027)                                                                                    1,027                1,027
                                                                                                                 ----------

                                                                                                  % of
                                                                                               Net Assets          Value ($)
                                                                                               ----------          ---------

Total Investment Portfolio  (Cost $77,027,743)                                                    97.2           81,656,481
Other Assets and Liabilities, Net                                                                  2.8            2,309,076
                                                                                                                 ----------
Net Assets                                                                                       100.0           83,965,557
                                                                                                                 ==========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Japanese Equity Fund, a series of Scudder
                                    Investors Funds, Inc.


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Japanese Equity Fund, a series of Scudder
                                    Investors Funds, Inc.


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005